Document and Entity Information	12 Months Ended
Nov. 01, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Jun 30, 2012
Registrant Name	JPMorgan Trust I
Central Index Key	0001217286
Amendment Flag	false
Document Creation Date	Feb 15, 2013
Document Effective Date	Feb 15, 2013
Prospectus Date	Nov 1, 2012

J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Intrepid Multi Cap Fund
(All Share Classes)
(a series of JPMorgan Trust I)

Supplement dated February 15, 2013
to the Prospectus dated November 1, 2012, as supplemented

The Board of Trustees of JPMorgan Trust I has approved changing the name of the JPMorgan Intrepid Multi Cap Fund to the “JPMorgan Intrepid Advantage Fund” effective February 28, 2013.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMorgan Trust I
Prospectus Date	rr_ProspectusDate	Nov 1, 2012
Supplement [Text Block]	jpmt34_SupplementTextBlock
J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Intrepid Multi Cap Fund
(All Share Classes)
(a series of JPMorgan Trust I)

Supplement dated February 15, 2013
to the Prospectus dated November 1, 2012, as supplemented

The Board of Trustees of JPMorgan Trust I has approved changing the name of the JPMorgan Intrepid Multi Cap Fund to the “JPMorgan Intrepid Advantage Fund” effective February 28, 2013.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE

JPMorgan Intrepid Multi Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt34_SupplementTextBlock
J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Intrepid Multi Cap Fund
(All Share Classes)
(a series of JPMorgan Trust I)

Supplement dated February 15, 2013
to the Prospectus dated November 1, 2012, as supplemented

The Board of Trustees of JPMorgan Trust I has approved changing the name of the JPMorgan Intrepid Multi Cap Fund to the “JPMorgan Intrepid Advantage Fund” effective February 28, 2013.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMorgan Trust I
Prospectus Date	rr_ProspectusDate	Nov 1, 2012
Document Creation Date	dei_DocumentCreationDate	Feb 15, 2013